Equity Line of Credit ("ELOC") (Q3)	9 Months Ended
Apr. 30, 2025
Equity Line of Credit (''ELOC'') [Abstract]
Equity Line of Credit (''ELOC'')
7.	Equity Line of Credit (“ELOC”)
On October 29, 2024, the Company entered into the ELOC Agreement with Helena Global Investment Opportunities I Ltd (“Helena I”). Under the ELOC Agreement, the Company will have the right to issue and to sell to Helena I from time to time, up to $40,000,000 of the Company’s common shares following the closing of the De-SPAC Transaction and the effectiveness of the registration statement registering the Company’s common shares being sold under the ELOC Agreement (the “Helena I Registration Statement”). As a commitment fee in connection with the execution of the ELOC Agreement, 500,000 shares of the Company was issued upon closing of the De-SPAC transaction (Note 13). Following the closing of the De-SPAC Transaction and the Helena I Registration Statement becoming effective, the Company issued to Helena I common shares equal to $125,000 divided by the greater of (i) the lowest one-day VWAP during the five trading days immediately preceding the effectiveness date of such Registration Statement and (ii) $0.75. On March 17, 2025, the Company issued 166,667 shares (Note 13) in satisfaction of this obligation. On March 18, 2025, the Company and Helena entered into a first amendment to ELOC Agreement, which allows Helena to permit Secondary Advances, as defined in the amendment, as well as to update references to “Common Stock” in the ELOC Agreement to “Common Shares”.
As at April 30, 2025, $481,530 have been drawn against the ELOC through the issuance of 1,606,000 shares (Note 13).